Taxes - Summary of Tax Losses and Scientific Research and Experimental Development Expenditure (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Tax Credit Carryforward [Line Items]
SRED pool	$ 23,889
Tax Losses	115,836	$ 67,883
Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	72,139
U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	37,154
Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	6,543
2020 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	2,370
2020 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	2,370
2021 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	443
2021 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	203
2021 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	240
2022 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	890
2022 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	603
2022 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	287
2023 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	634
2023 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	616
2023 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	18
2024 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	228
2024 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	228
2025 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	57
2025 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	57
2026 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	1
2026 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	1
2027 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	1,325
2027 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	866
2027 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	1
2027 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	458
2029 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	9
2029 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	9
2030 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	414
2030 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	414
2031 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	3,026
2031 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	3,026
2032 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	2,179
2032 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	2,179
2033 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	9,741
2033 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	4,934
2033 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	4,807
2034 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	11,728
2034 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	4,099
2034 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	7,629
2035 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	6,711
2035 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	2,021
2035 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	4,443
2035 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	247
2036 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	7,308
2036 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	5,714
2036 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	1,525
2036 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	69
2037 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	31,465
2037 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	22,216
2037 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	8,452
2037 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	797
2038 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	32,601
2038 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	32,289
2038 [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	312
Indefinite [Member]
Tax Credit Carryforward [Line Items]
SRED pool	23,889
Tax Losses	4,706
Indefinite [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	3,247
Indefinite [Member] | Other Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	$ 1,459